Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 294,199
Ending balance	304,565
Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	445,279
Additions	6,527
Disposals	(32,833)
Exchange differences	29,474
Ending balance	448,447
Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(151,080)
Depreciation charge	(15,814)
Disposals	32,257
Exchange differences	(9,245)
Ending balance	(143,882)
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	81,435
Ending balance	87,030
Land and Buildings | Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	104,811
Additions	120
Disposals	(6,826)
Reclassifications	1,930
Exchange differences	8,967
Ending balance	109,002
Land and Buildings | Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(23,376)
Depreciation charge	(3,152)
Disposals	6,826
Exchange differences	(2,270)
Ending balance	(21,972)
Plant and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	176,628
Ending balance	188,316
Plant and Machinery | Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	286,153
Additions	2,291
Disposals	(25,581)
Reclassifications	13,678
Exchange differences	15,660
Ending balance	292,201
Plant and Machinery | Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(109,525)
Depreciation charge	(12,662)
Disposals	25,005
Exchange differences	(6,703)
Ending balance	(103,885)
Construction in Progress
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	36,136
Ending balance	29,219
Construction in Progress | Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	54,315
Additions	4,116
Disposals	(426)
Reclassifications	(15,608)
Exchange differences	4,847
Ending balance	47,244
Construction in Progress | Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(18,179)
Disposals	426
Exchange differences	(272)
Ending balance	$ (18,025)